Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographic region
Income before income taxes	€ 1,571,861	€ 1,936,390	€ 1,840,114
Income tax expense (benefit)
Current tax expense	285,574	389,453	337,348
Deferred tax income	67,259	111,105	64,266
Total tax expense (income)	352,833	500,558	401,614
Germany
Disclosure of geographic region
Income before income taxes	81,246	160,866	101,734
Income tax expense (benefit)
Current tax expense	(11,675)	17,879	(59,928)
Deferred tax income	18,404	27,844	48,313
United States
Disclosure of geographic region
Income before income taxes	1,090,797	1,487,931	1,149,149
Income tax expense (benefit)
Current tax expense	181,714	242,062	168,503
Deferred tax income	47,018	95,444	57,352
Other
Disclosure of geographic region
Income before income taxes	399,818	287,593	589,231
Income tax expense (benefit)
Current tax expense	115,535	129,512	228,773
Deferred tax income	€ 1,837	€ (12,183)	€ (41,399)